Unrecognized Tax Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning balance	$ 435.3	$ 451.5	$ 180.4
Increase from acquisitions			262.7
Increase related to tax positions taken in the current year	63.8	11.5	10.6
Increase related to tax positions taken in prior years	6.4	19.7	19.9
Decrease related to tax position taken in prior years	(71.0)	(3.5)	(15.5)
Foreign currency translation			(0.1)
Decrease related to settlements with taxing authorities	(9.8)	(42.1)	(4.9)
Decrease related to lapse of statute of limitations	(6.7)	(1.8)	(1.6)
Ending balance	$ 418.0	$ 435.3	$ 451.5